Acquisition (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Apr. 18, 2022	Apr. 30, 2023	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022	May 18, 2022
Acquisition [Line Items]
Selling, general and administrative expenses				$ 6,996	$ 8,641	$ 20,023	$ 24,110	$ 38,214	$ 32,556
Headway Workforce Solutions [Member]
Acquisition [Line Items]
Purchase price	$ 5,000		$ 5,000					9,000
Contingent payment								4,450		$ 5,000
Intangible assets								6,800
Selling, general and administrative expenses								835
Headway Workforce Solutions [Member] | Customer Relationships [Member]
Acquisition [Line Items]
Intangible assets								5,300
Headway Workforce Solutions [Member] | Trade Names [Member]
Acquisition [Line Items]
Intangible assets								$ 1,500
Stock Purchase Agreement [Member]
Acquisition [Line Items]
Payments to acquire receivables		$ 14
Series H Convertible Preferred Stock [Member] | Stock Purchase Agreement [Member]
Acquisition [Line Items]
Conversion of convertible securities, shares (in Shares)		9,000,000